Financial instruments (Details 1) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash and cash equivalents	$ 6,369,000	$ 4,857,000
Accounts receivable	4,794,000	5,635,000
Other assets	75,000	63,000
Accounts payable and accrued liabilities	(7,603,000)	(7,128,000)
Current portion of royalty obligation	0	(179,000)
Current portion of acquisition payable	0	(677,000)
Income taxes payable	(16,000)	(60,000)
Current portion of lease obligation	(315,000)	(346,000)
Lease obligation	(544,000)	(849,000)
Currency risk [member]
Statement [Line Items]
Cash and cash equivalents	4,786,000	3,592,000
Accounts receivable	3,567,000	4,079,000
Other assets	57,000	47,000
Accounts payable and accrued liabilities	(4,876,000)	(4,307,000)
Current portion of royalty obligation	0	(132,000)
Current portion of acquisition payable	0	(500,000)
Income taxes payable	(12,000)	(44,000)
Current portion of lease obligation	(101,000)	(92,000)
Lease obligation	(173,000)	(246,000)
financial assets and liabilities	$ 3,248	$ 2,397